Shareholder Report, Holdings (Details)	Oct. 31, 2025
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SP Funds 2030 Target Date Fund - Investor Shares | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SP Funds 2030 Target Date Fund - Investor Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
SP Funds 2030 Target Date Fund - Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SP Funds 2030 Target Date Fund - Institutional Shares | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SP Funds 2030 Target Date Fund - Institutional Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
SP Funds 2030 Target Date Fund - Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
SP Funds 2040 Target Date Fund - Investor Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%
SP Funds 2040 Target Date Fund - Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
SP Funds 2040 Target Date Fund - Institutional Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%
SP Funds 2040 Target Date Fund - Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
SP Funds 2050 Target Date Fund - Investor Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
SP Funds 2050 Target Date Fund - Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SP Funds 2050 Target Date Fund - Institutional Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds 2050 Target Date Fund - Institutional Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
SP Funds 2050 Target Date Fund - Institutional Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SP Funds 2050 Target Date Fund - Institutional Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
SP Funds 2050 Target Date Fund - Institutional Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
SP Funds 2050 Target Date Fund - Institutional Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
SP Funds 2050 Target Date Fund - Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SP Funds S&P Global Technology ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
SP Funds S&P Global Technology ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
SP Funds S&P Global Technology ETF | Taiwan Semiconductor Manufacturing Co Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
SP Funds S&P Global Technology ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
SP Funds S&P Global Technology ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
SP Funds S&P Global Technology ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global Technology ETF | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SP Funds S&P Global Technology ETF | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SP Funds S&P Global Technology ETF | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SP Funds S&P Global Technology ETF | Advantest Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SP Funds S&P Global Technology ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
SP Funds S&P Global Technology ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.80%
SP Funds S&P Global Technology ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SP Funds S&P Global Technology ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global Technology ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SP Funds S&P Global Technology ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
SP Funds S&P Global Technology ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.20%
SP Funds S&P Global Technology ETF | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.90%
SP Funds S&P Global Technology ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
SP Funds S&P Global Technology ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
SP Funds S&P Global Technology ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SP Funds S&P Global Technology ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SP Funds S&P Global Technology ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SP Funds S&P Global Technology ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SP Funds S&P Global Technology ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SP Funds S&P Global Technology ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SP Funds S&P World (ex-US) ETF | Taiwan Semiconductor Manufacturing Co Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
SP Funds S&P World (ex-US) ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SP Funds S&P World (ex-US) ETF | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SP Funds S&P World (ex-US) ETF | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SP Funds S&P World (ex-US) ETF | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SP Funds S&P World (ex-US) ETF | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SP Funds S&P World (ex-US) ETF | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SP Funds S&P World (ex-US) ETF | PDD Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SP Funds S&P World (ex-US) ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SP Funds S&P World (ex-US) ETF | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SP Funds S&P World (ex-US) ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
SP Funds S&P World (ex-US) ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
SP Funds S&P World (ex-US) ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
SP Funds S&P World (ex-US) ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
SP Funds S&P World (ex-US) ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
SP Funds S&P World (ex-US) ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
SP Funds S&P World (ex-US) ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
SP Funds S&P World (ex-US) ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
SP Funds S&P World (ex-US) ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SP Funds S&P World (ex-US) ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SP Funds S&P World (ex-US) ETF | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.10%
SP Funds S&P World (ex-US) ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.70%
SP Funds S&P World (ex-US) ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SP Funds S&P World (ex-US) ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
SP Funds S&P World (ex-US) ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SP Funds S&P World (ex-US) ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
SP Funds S&P World (ex-US) ETF | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.90%
SP Funds S&P World (ex-US) ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.60%
SP Funds S&P World (ex-US) ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.50%
SP Funds S&P World (ex-US) ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%